NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Nov. 20, 2015
Statements [Line Items]
Loss for the year	$ 3,815	$ 14,440	$ 9,455	$ 14,140	$ 26,884
Negative equity	25,943	$ 23,736	25,943	$ 19,530	$ 23,736	$ 23,266
Approximations [Member]
Statements [Line Items]
Loss for the year			9,100
Negative equity	25,900		25,900
LMM Facility [Member]
Statements [Line Items]
Borrowings	$ 42,100		$ 42,100				$ 40,000